Financial instruments and financial risk factors - Disclosure of Detailed Information of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 49,412,424	$ 12,159,399	$ 6,043,603
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,255,981	890,229	822,679
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,255,981	890,229	822,679
Recurring fair value measurement [member] | Accounts Receivable [Member]
Disclosure of fair value measurement of assets [line items]
Assets	3,255,981	890,229	822,679
Recurring fair value measurement [member] | Accounts Receivable [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 3,255,981	$ 890,229	$ 822,679